Reverse Acquisition (Details 1) - USD ($)	Dec. 31, 2018	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Mar. 31, 2016
Current assets:
Cash and cash equivalents	$ 93,569	$ 1,490,686	$ 150,172	$ 1,616	$ 70,298
Receivables	517,447	472,557		444,610
Short term advances	10,000	10,000		10,000
Total current assets	638,885	2,493,678		456,226
Fixed assets, net	14,734	18,860		10,235
Other assets:
Deposits	16,103	4,500		6,000
Total other assets	4,929,899	2,138,120		6,000
Total assets	5,583,518	4,650,658		472,461
Current liabilities:
Accounts payable and accrued liabilities	4,359,347	5,352,073		1,370,972
Deferred revenue	1,041,446	863,740		433,298
Related party payables	491,488	1,880		805,895
Debt, current portion	1,173,003	195,245		2,093,745
Total current liabilities	7,330,284	6,412,938		4,703,910
Total liabilities	7,330,284	6,412,938		4,703,910
STOCKHOLDERS' DEFICIT
Preferred stock	0	0		0
Common stock	2,213,661	2,169,661		125,890
Additional paid in capital	17,112,945	16,137,945		805,637
Treasury stock		0		(8,589)
Accumulated deficit	(21,091,245)	(20,085,947)		(5,154,387)
Total stockholders' deficit	(1,746,766)	(1,762,280)		(4,231,449)	$ (3,656,834)
Total liabilities and stockholders' deficit	$ 5,583,518	$ 4,650,658		472,461
Wealth Generators, LLC
Current assets:
Cash and cash equivalents				1,616
Receivables				444,610
Short term advances				10,000
Total current assets				456,226
Fixed assets, net				10,235
Other assets:
Deposits				6,000
Goodwill				0
Total other assets				6,000
Total assets				472,461
Current liabilities:
Accounts payable and accrued liabilities				1,370,972
Deferred revenue				433,298
Related party payables				805,895
Settlement payable				0
Debt, current portion				2,093,745
Current liabilities of discontinued operations				0
Derivative liability, short term portion				0
Total current liabilities				4,703,910
Long term liabilities				0
Total liabilities				4,703,910
STOCKHOLDERS' DEFICIT
Preferred stock				0
Common stock				0
Additional paid in capital				0
Treasury stock				0
Members' deficit				(4,231,449)
Accumulated deficit				0
Total stockholders' deficit				(4,231,449)
Total liabilities and stockholders' deficit				472,461
Investview, Inc.
Current assets:
Cash and cash equivalents				3,550
Receivables				150,000
Short term advances				0
Total current assets				153,550
Fixed assets, net				0
Other assets:
Deposits				0
Goodwill				0
Total other assets				0
Total assets				153,550
Current liabilities:
Accounts payable and accrued liabilities				417,025
Deferred revenue				5,807
Related party payables				132,199
Settlement payable				344,392
Debt, current portion				73,011
Current liabilities of discontinued operations				120,266
Derivative liability, short term portion				37,157
Total current liabilities				1,129,857
Long term liabilities				0
Total liabilities				1,129,857
STOCKHOLDERS' DEFICIT
Preferred stock				0
Common stock				125,889
Additional paid in capital				97,774,514
Treasury stock				(8,589)
Members' deficit				0
Accumulated deficit				(98,868,122)
Total stockholders' deficit				(976,307)
Total liabilities and stockholders' deficit				153,550
Adjustments
Current assets:
Cash and cash equivalents				0
Receivables				(162,430)
Short term advances				0
Total current assets				(162,430)
Fixed assets, net				0
Other assets:
Deposits				0
Goodwill				0
Total other assets				0
Total assets				(162,430)
Current liabilities:
Accounts payable and accrued liabilities				(402,987)
Deferred revenue				(5,807)
Related party payables				(132,199)
Settlement payable				(344,392)
Debt, current portion				(64,279)
Current liabilities of discontinued operations				(120,266)
Derivative liability, short term portion				(37,157)
Total current liabilities				(1,107,088)
Long term liabilities				0
Total liabilities				(1,107,088)
STOCKHOLDERS' DEFICIT
Preferred stock				0
Common stock				1,383,247
Additional paid in capital				(99,024,626)
Treasury stock				0
Members' deficit				4,231,449
Accumulated deficit				94,354,588
Total stockholders' deficit				944,657
Total liabilities and stockholders' deficit				(162,430)
Consolidated
Current assets:
Cash and cash equivalents				5,166
Receivables				432,180
Short term advances				10,000
Total current assets				447,346
Fixed assets, net				10,235
Other assets:
Deposits				6,000
Goodwill				0
Total other assets				6,000
Total assets				463,581
Current liabilities:
Accounts payable and accrued liabilities				1,385,010
Deferred revenue				433,298
Related party payables				805,895
Settlement payable				0
Debt, current portion				2,102,476
Current liabilities of discontinued operations				0
Derivative liability, short term portion				0
Total current liabilities				4,726,679
Long term liabilities				0
Total liabilities				4,726,679
STOCKHOLDERS' DEFICIT
Preferred stock				0
Common stock				1,509,136
Additional paid in capital				(1,250,112)
Treasury stock				(8,589)
Members' deficit				0
Accumulated deficit				(4,513,534)
Total stockholders' deficit				4,263,099
Total liabilities and stockholders' deficit				$ 463,580